Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HC CAPITAL TRUST
Prospectus Date	rr_ProspectusDate	Nov. 01, 2013
Supplement [Text Block]	hct_SupplementTextBlock

Supplement to Prospectus

HC Advisors Shares
Dated November 1, 2013
HC Capital Trust

The date of this Supplement is August 29, 2014

The Fixed Income Opportunity Portfolio: On August 29, 2014, an amendment to Western Asset Management Company's Portfolio Management Agreement with The Fixed Income Opportunity Portfolio which provides for an increase in the Specialist Manager fee of Western Asset Management Company ("Western Asset") was approved by the shareholders of the Portfolio. The following material supplements the Prospectus dated November 1, 2013 to incorporate information about Western Asset.

Additionally, on July 28, 2014, an amendment to Western Asset's Portfolio Management Agreement with The Fixed Income Opportunity Portfolio was approved by the Trust's Board of Trustees on behalf of the Portfolio which provides for an increase in the Western Management Fee pending approval by the shareholders of the Portfolio.

The following material supplements the Prospectus dated November 1, 2013 to incorporate information about Western Asset.

1. The following replaces the "Annual Operating Expenses" table and accompanying "Example" in the "Fees and Expenses" section on page 60 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services – Specialist Managers")	0.27%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	0.59%

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$60
3 Years	$189
5 Years	$329
10 Years	$738

Supplement to Prospectus

HC Strategic Shares
Dated November 1, 2013
HC Capital Trust

The date of this Supplement is August 29, 2014

The Fixed Income Opportunity Portfolio: On August 29, 2014, an amendment to Western Asset Management Company's Portfolio Management Agreement with The Fixed Income Opportunity Portfolio which provides for an increase in the Specialist Manager fee of Western Asset Management Company ("Western Asset") was approved by the shareholders of the Portfolio. The following material supplements the Prospectus dated November 1, 2013 to incorporate information about Western Asset.

Additionally, on July 28, 2014, an amendment to Western Asset's Portfolio Management Agreement with The Fixed Income Opportunity Portfolio was approved by the Trust's Board of Trustees on behalf of the Portfolio which provides for an increase in the Western Management Fee pending approval by the shareholders of the Portfolio.

The following material supplements the Prospectus dated November 1, 2013 to incorporate information about Western Asset.

 1. The following replaces the "Annual Operating Expenses" table and accompanying "Example" in the "Fees and Expenses" section on page 61 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services – Specialist Managers")	0.27%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	0.34%

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$35
3 Years	$109
5 Years	$191
10 Years	$431

HC Advisors Shares | The Fixed Income Opportunity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock

Supplement to Prospectus

HC Advisors Shares
Dated November 1, 2013
HC Capital Trust

The date of this Supplement is August 29, 2014

The Fixed Income Opportunity Portfolio: On August 29, 2014, an amendment to Western Asset Management Company's Portfolio Management Agreement with The Fixed Income Opportunity Portfolio which provides for an increase in the Specialist Manager fee of Western Asset Management Company ("Western Asset") was approved by the shareholders of the Portfolio. The following material supplements the Prospectus dated November 1, 2013 to incorporate information about Western Asset.

Additionally, on July 28, 2014, an amendment to Western Asset's Portfolio Management Agreement with The Fixed Income Opportunity Portfolio was approved by the Trust's Board of Trustees on behalf of the Portfolio which provides for an increase in the Western Management Fee pending approval by the shareholders of the Portfolio.

The following material supplements the Prospectus dated November 1, 2013 to incorporate information about Western Asset.

1. The following replaces the "Annual Operating Expenses" table and accompanying "Example" in the "Fees and Expenses" section on page 60 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services – Specialist Managers")	0.27%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	0.59%

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$60
3 Years	$189
5 Years	$329
10 Years	$738

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
HC Advisors Shares | The Fixed Income Opportunity Portfolio | HC Advisors Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	rr_ManagementFeesOverAssets	0.27%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.59%
1 Year	rr_ExpenseExampleYear01	$ 60
3 Years	rr_ExpenseExampleYear03	189
5 Years	rr_ExpenseExampleYear05	329
10 Years	rr_ExpenseExampleYear10	738
HC Strategic Shares | The Fixed Income Opportunity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock

Supplement to Prospectus

HC Strategic Shares
Dated November 1, 2013
HC Capital Trust

The date of this Supplement is August 29, 2014

The Fixed Income Opportunity Portfolio: On August 29, 2014, an amendment to Western Asset Management Company's Portfolio Management Agreement with The Fixed Income Opportunity Portfolio which provides for an increase in the Specialist Manager fee of Western Asset Management Company ("Western Asset") was approved by the shareholders of the Portfolio. The following material supplements the Prospectus dated November 1, 2013 to incorporate information about Western Asset.

Additionally, on July 28, 2014, an amendment to Western Asset's Portfolio Management Agreement with The Fixed Income Opportunity Portfolio was approved by the Trust's Board of Trustees on behalf of the Portfolio which provides for an increase in the Western Management Fee pending approval by the shareholders of the Portfolio.

The following material supplements the Prospectus dated November 1, 2013 to incorporate information about Western Asset.

 1. The following replaces the "Annual Operating Expenses" table and accompanying "Example" in the "Fees and Expenses" section on page 61 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services – Specialist Managers")	0.27%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	0.34%

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$35
3 Years	$109
5 Years	$191
10 Years	$431

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
HC Strategic Shares | The Fixed Income Opportunity Portfolio | HC Strategic Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	rr_ManagementFeesOverAssets	0.27%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.34%
1 Year	rr_ExpenseExampleYear01	35
3 Years	rr_ExpenseExampleYear03	109
5 Years	rr_ExpenseExampleYear05	191
10 Years	rr_ExpenseExampleYear10	$ 431